Income Taxes and Other Taxes Payable (Detail) - Schedule of the Effects of Tax Exemption (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Aggregate dollar effect of tax exemption (in Dollars)	$ 1,504,950	$ 1,180,648
Basic EPS impact	$ 0.10	$ 0.12